Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basic
Profit for the year of continuing operations attributable to equity holders of the parent	$ 4,142	$ (39,076)	$ (3,423)
Profit for the year of discontinued operations attributable to equity holders of the parent	10,107	2,466	24,470
Profit for the year attributable to equity holders of the parent	$ 14,249	$ (36,610)	$ 21,047
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	$ 24.76	$ (63.68)	$ 36.58